Document and Entity Information	Jun. 01, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 01, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-32964
Entity Registrant Name	FIRST OF LONG ISLAND CORP
Entity Central Index Key	0000740663
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	11-2672906
Entity Address, Address Line One	275 Broadhollow Road
Entity Address, City or Town	Melville
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11747
City Area Code	516
Local Phone Number	671-4900
Title of 12(b) Security	Common stock, $0.10 par value per share
Trading Symbol	FLIC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false